Trade and Other Receivables and Prepayments (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Trade and Other Receivables and Prepayments

	As of December 31,
	2018	2019	2019
	RMB’000	RMB’000	US$’000
Trade receivables	526,974	369,742	53,110
Prepayments to raw material suppliers	169,439	131,709	18,919
Receivables from sales of scrap materials	54,192	71,188	10,226
Value-added tax and other taxes receivable	19,400	16,944	2,434
Income tax recoverable	4,138	4,504	647
Other receivables	2,330	2,272	326

	776,473	596,359	85,662

Aged Analysis of Trade Receivables

	As of December 31,
	2018	2019	2019
	RMB’000	RMB’000	US$’000
0 - 30 days	261,320	190,629	27,382
31 - 60 days	202,334	138,699	19,923
61 - 90 days	63,320	40,414	5,805

	526,974	369,742	53,110

Trade Receivables Denominated in Currency other than the Functional Currency	Trade receivables denominated in currency other than the functional currency of the relevant group entities are set out below:

	2018	2019	2019
	RMB’000	RMB’000	US$’000
US$	34,967	22,949	3,296